Other Liabilities (Details) - Schedule of Other Liabilities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities [abstract]
Accounts and notes payable	$ 323,010	$ 312,882
Income received in advance	1,480	777
Macro-hedge valuation adjustment	76,540	68,781
Guarantees received (margin accounts)	1,832,345	1,081,226
Broker dealer and simultaneous transactions	24,130	36,819
Withholding VAT	28,140	44,861
Accounts payable insurance companies	7,072	7,869
In-progress operations	27,497	18,191
Deferred income	1,640	1,902
Other liabilities	91,056	110,346
Total	$ 2,412,910	$ 1,683,654